S000004372 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	278 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P Global Broad Market Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	16.24%	9.44%	8.86%
S&P Global 1200 Health Care Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		0.62%	5.93%	7.34%
iShares Global Healthcare ETF
Prospectus [Line Items]
Average Annual Return, Percent		0.60%	5.93%	7.30%
Performance Inception Date					Nov. 13, 2001
iShares Global Healthcare ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		0.26%	5.60%	6.89%
iShares Global Healthcare ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		0.62%	4.62%	5.84%

[1]	The Fund has added this broad-based index in response to new regulatory requirements.